FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Capital management (Details) - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Bank indebtedness		$ 10,118
Long-term debt	$ 3,270,330	3,163,108
Derivative financial instruments	(259,028)	(417,788)
Cash and cash equivalents	(815,848)	(961)	$ (1,774)	$ (342,802)
Net liabilities	2,195,454	2,754,477
Equity	$ 1,733,054	$ 1,071,740	$ 813,800	$ 793,907